Dreyfus
Stock Index Fund

SEMIANNUAL REPORT
June 30, 2001

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            21   Statement of Financial Futures

                            22   Statement of Assets and Liabilities

                            23   Statement of Operations

                            24   Statement of Changes in Net Assets

                            26   Financial Highlights

                            28   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                      Dreyfus  Stock Index Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, covering the six-month period from January 1, 2001 through June 30, 2001. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steven Falci and Thomas Durante.

While the first half of 2001 was difficult for the U.S. economy, we have recently seen signs that improvement may be in sight. The Federal Reserve Board' s aggressive easing of monetary policy produced a 2.75 percentage-point drop in short-term interest rates during the reporting period, a move designed to help revive the economy by reducing borrowing costs for corporations and consumers. Approval of the $1.3 trillion federal tax cut should further stimulate economic growth, as should reduced inventories of products on manufacturers' shelves. Based on these and other factors, we believe that the current borderline recession may give way to renewed economic growth later this year.

In our view, the implications of this economic scenario may be positive for the stock market. Better economic times generally tend to lead to increased sales and profits for many companies, especially those that are sensitive to changes in the economic cycle. A stronger economy may also help spark a recovery in the shares of companies whose stock prices are inexpensive relative to historical norms, as well as stocks of fundamentally sound companies whose valuations dropped during the recent economic downturn.

Of course, our economic perspectives may change as new information becomes available. We encourage you to contact your financial advisor for information about ways to refine your investment strategies in the current environment. For additional market perspectives, point your web browser to www.dreyfus.com and go to the Market Commentary section.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2001




DISCUSSION OF FUND PERFORMANCE

Steven Falci and Thomas Durante, Portfolio Managers

How did Dreyfus Stock Index Fund perform relative to its benchmark?

For the six-month period ended June 30, 2001, Dreyfus Stock Index Fund produced total returns of -6.83% for its Initial shares and -6.95% for its Service shares.(1) In contrast, the fund' s benchmark, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), produced a total return of -6.69% for the same period.(2) The difference in returns is primarily due to
transaction    costs    and    fund    operating    expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weightings in the Index. Often considered a barometer for the domestic stock market in general, the S&P 500 Index is made up of 500 widely held common stocks and is dominated by large-cap, blue chip stocks which, when
combined,   cover   nearly   75%  of  the  total  U.S.  market  capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. Accordingly, it is composed of approximately 375 industrial, 40 utility, 75 financial and 10 transportation stocks. Each stock is weighted by its market capitalization. Overall, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or
purchase    of    stocks.

Dreyfus Stock Index Fund uses a passive management approach -- all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 500 Index. The fund does not attempt to manage market volatility.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

The most significant influence on stock prices during the reporting period was the six aggressive interest-rate reductions implemented by the Federal Reserve Board (the "Fed"). These cuts, totaling 2.75 percentage points, were made in an effort to stimulate a slowing economy. At the beginning of the period, investors were concerned when corporations warned investors that their earnings would fall short of analysts' expectations. Those concerns dissipated somewhat toward the end of the period, due in large part to the expectation that economic growth would accelerate in the wake of the Fed's previous interest-rate reductions

In this lackluster economic and market environment, technology and pharmaceutical stocks were particularly hard-hit. The technology sector, which comprises approximately 19% of the S&P 500 Index and fund, fell sharply because of bloated inventory levels, high debt levels and a slowdown in corporate spending. Within these areas, the hardest hit sectors included communication
equipment    makers    and    semiconductor    companies.

Many pharmaceutical companies also performed poorly during the period, partly because of pending HMO legislation that could potentially alter pricing for their products. While recent medical breakthroughs have opened the door for the development of new drugs, it is expected to take several years before these products become available for consumers, and even longer before their sales have
a    positive    effect    on    drug    manufacturers'    stock    prices.

On the other hand, stocks within the consumer discretionary area continued to post positive gains, because consumer spending has remained strong despite rising unemployment. One explanation may be that individuals have grown accustomed to enriched lifestyles, given the strength of the stock market and the U.S. economy in recent years. Within the consumer discretionary area, the stocks that performed best include homebuilding companies, movies and entertainment companies and automobile manufacturers. Companies in the vacation industry, including hotels and rental cars, also provided attractive returns, as did specialty retail and department stores.

What is the fund's current strategy?

Because the fund is an index fund, it seeks to provide broad diversified exposure to the large-capitalization U.S. equity market by attempting to replicate the return of the S&P 500 Index. Accordingly, we intend to maintain our strategy of investing in all 500 stocks in the S&P 500 Index in proportion to their weighting in the Index.

July 16, 2001

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN AGREEMENT IN WHICH SHAREHOLDERS ARE GIVEN AT LEAST 180 DAYS' NOTICE, AT WHICH TIME IT MAY BE EXTENDED, TERMINATED OR MODIFIED. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

                                                             The Fund



STATEMENT OF INVESTMENTS

June 30, 2001 (Unaudited)

COMMON STOCKS--97.3%                                                                             Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

BEVERAGES & TOBACCO--1.4%

Adolph Coors, Cl. B                                                                              15,900                  797,862

Anheuser-Busch Cos.                                                                             383,200               15,787,840

Brown-Forman, Cl. B                                                                              29,200                1,867,048

Philip Morris Cos.                                                                              939,000               47,654,250

UST                                                                                              69,700                2,011,542

                                                                                                                      68,118,542

CONSUMER CYCLICAL--8.7%

AMR                                                                                              65,600  (a)           2,370,128

Alberto-Culver, Cl. B                                                                            24,200                1,017,367

Albertson's                                                                                     172,877                5,184,581

AutoZone                                                                                         47,800  (a)           1,792,500

Bed Bath & Beyond                                                                               123,200  (a)           3,843,840

Best Buy                                                                                         89,400  (a)           5,678,688

Big Lots                                                                                         48,400  (a)             662,112

Black & Decker                                                                                   34,700                1,369,262

Brunswick                                                                                        37,300                  896,319

CVS                                                                                             167,900                6,480,940

Circuit City Group                                                                               88,800                1,598,400

Cooper Tire & Rubber                                                                             30,900                  438,780

Costco Wholesale                                                                                192,100  (a)           7,891,468

Cummins Engine                                                                                   17,600                  681,120

Dana                                                                                             63,106                1,472,894

Darden Restaurants                                                                               50,400                1,406,160

Delphi Automotive Systems                                                                       239,003                3,807,318

Delta Air Lines                                                                                  52,500                2,314,200

Dillard's, Cl. A                                                                                 36,300                  554,301

Dollar General                                                                                  141,037                2,750,222

Eastman Kodak                                                                                   123,800                5,778,984

Federated Department Stores                                                                      84,400  (a)           3,587,000

Ford Motor                                                                                      781,030               19,174,287

Gap                                                                                             366,900               10,640,100

General Motors                                                                                  234,200               15,070,770

Harley-Davidson                                                                                 129,100                6,078,028

Harrah's Entertainment                                                                           50,000                1,765,000

Hasbro                                                                                           73,575                1,063,159

Hilton Hotel                                                                                    157,500                1,827,000

Home Depot                                                                                      996,200               46,373,110



COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

J.C. Penney                                                                                     112,300                2,960,228

Johnson Controls                                                                                 37,100                2,688,637

Kmart                                                                                           209,200  (a)           2,399,524

Kohl's                                                                                          142,200  (a)           8,920,206

Kroger                                                                                          346,100  (a)           8,652,500

Leggett & Platt                                                                                  83,700                1,843,911

Limited                                                                                         182,000                3,006,640

Liz Claiborne                                                                                    22,400                1,130,080

Lowe's Cos.                                                                                     164,200               11,912,710

Marriott International, Cl. A                                                                   104,100                4,928,094

Mattel                                                                                          183,900                3,479,388

May Department Stores                                                                           127,550                4,369,863

Maytag                                                                                           32,500                  950,950

McDonald's                                                                                      552,100               14,939,826

NIKE, Cl. B                                                                                     115,800                4,862,442

Navistar International                                                                           25,500  (a)             717,315

Nordstrom                                                                                        57,100                1,059,205

Office Depot                                                                                    127,100  (a)           1,319,298

PACCAR                                                                                           32,700                1,681,434

RadioShack                                                                                       79,300                2,418,650

Reebok International                                                                             25,000  (a)             798,750

Safeway                                                                                         215,800  (a)          10,358,400

Sears, Roebuck & Co.                                                                            140,200                5,931,862

Southwest Airlines                                                                              325,125                6,011,561

Staples                                                                                         194,750  (a)           3,114,053

Starbucks                                                                                       162,300  (a)           3,732,900

Starwood Hotels & Resorts Worldwide                                                              84,800                3,161,344

TJX Cos.                                                                                        119,700                3,814,839

Target                                                                                          383,800               13,279,480

Tiffany & Co.                                                                                    62,300                2,256,506

Toys "R" Us                                                                                      84,200  (a)           2,083,950

Tricon Global Restaurants                                                                        62,660  (a)           2,750,774

US Airways Group                                                                                 28,600  (a)             694,980

V.F                                                                                              47,800                1,738,964

Visteon                                                                                          55,825                1,026,064

Wal-Mart Stores                                                                               1,908,600               93,139,680

Walgreen                                                                                        434,500               14,838,175

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Wendy's International                                                                            48,500                1,238,690

Whirlpool                                                                                        28,400                1,775,000

Winn-Dixie Stores                                                                                59,900                1,565,187

                                                                                                                     421,120,098

CONSUMER STAPLES--5.2%

Archer-Daniels-Midland                                                                          269,750                3,506,750

Avon Products                                                                                   101,300                4,688,164

Campbell Soup                                                                                   174,300                4,488,225

Clorox                                                                                          101,000                3,418,850

Coca-Cola                                                                                     1,061,900               47,785,500

Coca-Cola Enterprises                                                                           179,400                2,933,190

Colgate-Palmolive                                                                               239,500               14,128,105

ConAgra Foods                                                                                   229,300                4,542,433

Ecolab                                                                                           54,500                2,232,865

Fortune Brands                                                                                   65,200                2,501,071

General Mills                                                                                   121,500                5,319,270

Gillette                                                                                        450,200               13,051,298

H.J. Heinz                                                                                      148,800                6,084,432

Hershey Foods                                                                                    58,300                3,597,693

International Flavors & Fragrances                                                               40,900                1,027,817

Kellogg                                                                                         173,300                5,025,700

Kimberly-Clark                                                                                  227,200               12,700,480

National Service Industries                                                                      17,500                  394,975

Newell Rubbermaid                                                                               113,671                2,853,142

Pepsi Bottling Group                                                                             61,400                2,462,140

PepsiCo                                                                                         625,000               27,625,000

Procter & Gamble                                                                                552,900               35,275,020

Quaker Oats                                                                                      56,400                5,146,500

Ralston Purina Group                                                                            132,300                3,971,646

SUPERVALU                                                                                        56,500                  991,575

Sara Lee                                                                                        335,800                6,360,052

Sysco                                                                                           287,100                7,794,765

Tupperware                                                                                       24,800                  581,064

Unilever, N.V. (New York Shares)                                                                243,989               14,534,425

Wm. Wrigley Jr.                                                                                  96,400                4,516,340

                                                                                                                     249,538,487


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY--7.6%

Amerada Hess                                                                                     38,100                3,078,480

Anadarko Petroleum                                                                              106,951                5,778,563

Apache                                                                                           53,500                2,715,125

Baker Hughes                                                                                    143,320                4,801,220

Burlington Resources                                                                             90,290                3,607,086

Chevron                                                                                         273,900               24,787,950

Conoco, Cl. B                                                                                   266,735                7,708,641

Devon Energy                                                                                     55,200                2,898,000

Duke Energy                                                                                     329,518               12,854,497

EOG Resources                                                                                    49,500                1,759,725

El Paso                                                                                         217,406               11,422,511

Enron                                                                                           318,500               15,606,500

Exxon Mobil                                                                                   1,472,669              128,637,637

Halliburton                                                                                     183,200                6,521,920

Kerr-McGee                                                                                       40,458                2,681,152

KeySpan                                                                                          58,600                2,137,728

Kinder Morgan                                                                                    48,900                2,457,225

McDermott International                                                                          26,100                  304,065

Nabors Industries                                                                                62,700  (a)           2,332,440

Nicor                                                                                            19,500                  760,110

NiSource                                                                                         88,200                2,410,506

Noble Drilling                                                                                   57,300  (a)           1,876,575

ONEOK                                                                                            25,400                  500,380

Occidental Petroleum                                                                            158,200                4,206,538

Peoples Energy                                                                                   15,100                  607,020

Phillips Petroleum                                                                              109,200                6,224,400

Public Service Enterprise Group                                                                  88,800                4,342,320

Rowan Cos.                                                                                       40,300  (a)             890,630

Royal Dutch Petroleum (New York Shares)                                                         915,400               53,340,358

Schlumberger                                                                                    244,700               12,883,455

Sunoco                                                                                           35,800                1,311,354

Texaco                                                                                          235,200               15,664,320

Tosco                                                                                            65,900                2,902,895

Transocean Sedco Forex                                                                          135,700                5,597,625

USX-Marathon Group                                                                              131,700                3,886,467

Unocal                                                                                          103,900                3,548,185

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Williams Cos.                                                                                   206,900                6,817,355

                                                                                                                     369,860,958

HEALTH CARE--12.3%

Abbott Laboratories                                                                             661,200               31,744,211

Allergan                                                                                         56,200                4,805,100

American Home Products                                                                          561,100               32,790,684

Amgen                                                                                           445,300  (a)          27,020,804

Applera - Applied Biosystems Group                                                               90,100                2,410,175

Bausch & Lomb                                                                                    22,900                  829,896

Baxter International                                                                            252,900               12,392,100

Becton, Dickinson & Co.                                                                         110,000                3,936,900

Biogen                                                                                           63,400  (a)           3,446,424

Biomet                                                                                           76,400                3,671,784

Boston Scientific                                                                               171,400  (a)           2,913,800

Bristol-Myers Squibb                                                                            829,700               43,393,310

C.R. Bard                                                                                        21,600                1,230,120

Cardinal Health                                                                                 190,325               13,132,425

Chiron                                                                                           81,100  (a)           4,136,100

Eli Lilly & Co.                                                                                 479,800               35,505,200

Forest Laboratories                                                                              75,200  (a)           5,339,200

Guidant                                                                                         131,200  (a)           4,723,200

HCA-Healthcare                                                                                  229,450               10,368,846

HEALTHSOUTH                                                                                     166,300  (a)           2,655,811

Humana                                                                                           72,600  (a)             715,110

Johnson & Johnson                                                                             1,292,660               64,633,000

King Pharmaceuticals                                                                             73,200  (a)           3,934,500

Manor Care                                                                                       43,900  (a)           1,393,825

Mckesson HBOC                                                                                   121,646                4,515,500

MedImmune                                                                                        90,800  (a)           4,285,760

Medtronic                                                                                       516,000               23,741,160

Merck & Co.                                                                                     978,900               62,561,499

Pfizer                                                                                        2,694,975              107,933,749

Pharmacia                                                                                       555,357               25,518,654

Schering-Plough                                                                                 624,600               22,635,504

St. Jude Medical                                                                                 36,600  (a)           2,196,000

Stryker                                                                                          83,700                4,590,945

Tenet Healthcare                                                                                138,400  (a)           7,140,056



COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

UnitedHealth Group                                                                              135,400                8,360,950

Watson Pharmaceuticals                                                                           45,200  (a)           2,786,128

Wellpoint Health Networks                                                                        27,000  (a)           2,544,480

                                                                                                                     595,932,910

INTEREST SENSITIVE--22.2%

AFLAC                                                                                           224,500                7,069,505

Aetna                                                                                            60,799  (a)           1,572,870

Allstate                                                                                        309,300               13,606,107

Ambac Financial Group                                                                            45,200                2,630,640

American Express                                                                                564,800               21,914,240

American General                                                                                213,130                9,899,889

American International Group                                                                    995,087               85,577,482

Amsouth Bancorp                                                                                 158,050                2,922,345

Aon                                                                                             111,825                3,913,875

BB&T                                                                                            173,900                6,382,130

Bank One                                                                                        497,510               17,810,858

Bank of America                                                                                 684,346               41,081,290

Bank of New York                                                                                314,000               15,072,000

Bear Stearns Cos.                                                                                44,827                2,643,447

CIGNA                                                                                            63,900                6,122,898

Capital One Financial                                                                            89,000                5,340,000

Cendant                                                                                         363,648  (a)           7,091,136

Charles Schwab                                                                                  591,675                9,052,628

Charter One Financial                                                                            88,200                2,813,580

Chubb                                                                                            74,800                5,791,764

Cincinnati Financial                                                                             68,600                2,709,700

Citigroup                                                                                     2,146,722              113,432,790

Comerica                                                                                         76,200                4,389,120

Concord EFS                                                                                     102,700  (a)           5,341,427

Conseco                                                                                         144,201                1,968,344

Countrywide Credit Industries                                                                    50,600                2,321,528

Equifax                                                                                          61,100                2,241,148

Fannie Mae                                                                                      427,000               36,359,050

Fifth Third Bancorp                                                                             245,672               14,752,604

First Union                                                                                     418,890               14,636,017

FleetBoston Financial                                                                           462,398               18,241,601

Franklin Resources                                                                              112,900                5,167,433

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                       Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Federal Home Loan Mortgage                                                                      295,700               20,699,000

General Electric                                                                              4,240,400              206,719,500

Golden West Financial                                                                            67,700                4,349,048

H&R Block                                                                                        39,000                2,517,450

Hartford Financial Services Group                                                               101,200                6,922,080

Household International                                                                         198,025               13,208,268

Huntington Bancshares                                                                           107,158                1,752,033

J.P. Morgan Chase & Co.                                                                         847,480               37,797,608

Jefferson-Pilot                                                                                  64,925                3,137,176

John Hancock Financial Services                                                                 131,500                5,294,190

Keycorp                                                                                         181,200                4,720,260

Lehman Brothers Holdings                                                                        105,200                8,179,300

Lincoln National                                                                                 80,200                4,150,350

Loews                                                                                            84,200                5,425,006

MBIA                                                                                             63,250                3,521,760

MBNA                                                                                            363,587               11,980,192

MGIC Investment                                                                                  45,700                3,319,648

Marsh & McLennan Cos.                                                                           117,550               11,872,550

Mellon Financial                                                                                203,700                9,370,200

Merrill Lynch                                                                                   358,300               21,229,275

MetLife                                                                                         320,100                9,916,698

Morgan Stanley Dean Witter & Co.                                                                475,034               30,511,434

National City                                                                                   256,500                7,895,070

Northern Trust                                                                                   95,000                5,937,500

PNC Financial Services Group                                                                    123,400                8,118,486

Progressive                                                                                      31,500                4,258,485

Providian Financial                                                                             121,900                7,216,480

Regions Financial                                                                                97,100                3,107,200

Safeco                                                                                           54,400                1,604,800

SouthTrust                                                                                      145,100                3,772,600

St. Paul Cos.                                                                                    91,490                4,637,628

State Street                                                                                    138,900                6,874,161

Stilwell Financial                                                                               93,600                3,141,216

SunTrust Banks                                                                                  124,600                8,071,588

Synovus Financial                                                                               123,800                3,884,844

T. Rowe Price Group                                                                              52,500                1,962,975

Torchmark                                                                                        53,600                2,155,256


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

U.S. Bancorp                                                                                    813,479               18,539,186

USA Education                                                                                    69,600                5,080,800

Union Planters                                                                                   58,500                2,550,600

UnumProvident                                                                                   103,044                3,309,773

Wachovia                                                                                         89,800                6,389,270

Washington Mutual                                                                               374,663               14,068,596

Wells Fargo                                                                                     732,600               34,014,618

Zions Bancorporation                                                                             39,300                2,318,700

                                                                                                                   1,075,372,304

INTERNET--2.2%

AOL Time Warner                                                                               1,891,400  (a)         100,244,200

BroadVision                                                                                     116,800  (a)             584,000

Yahoo!                                                                                          242,000  (a)           4,837,580

                                                                                                                     105,665,780

PRODUCER GOODS & SERVICES--7.1%

Air Products & Chemicals                                                                         97,300                4,451,475

Alcan Aluminium                                                                                 136,300                5,727,326

Alcoa                                                                                           368,464               14,517,482

Allegheny Technologies                                                                           34,366  (a)             621,681

American Power Conversion                                                                        83,300                1,311,975

Ashland                                                                                          29,800                1,194,980

Avery Dennison                                                                                   47,100                2,404,455

B.F. Goodrich                                                                                    44,100                1,674,918

Ball                                                                                             11,800                  561,208

Barrick Gold                                                                                    169,100                2,561,865

Bemis                                                                                            22,500                  903,825

Boeing                                                                                          372,424               20,706,773

Boise Cascade                                                                                    24,600                  865,182

Burlington Northern Santa Fe                                                                    167,200                5,044,424

CSX                                                                                              91,100                3,301,464

Caterpillar                                                                                     146,500                7,332,325

Centex                                                                                           25,300                1,030,975

Cooper Industries                                                                                40,000                1,583,600

Crane                                                                                            25,475                  789,725

Deere & Co.                                                                                     100,200                3,792,570

Dow Chemical                                                                                    383,176               12,740,602

E.I. dupont deNemours & Co.                                                                     445,232               21,477,992

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Eastman Chemical                                                                                 32,900                1,567,027

Emerson Electric                                                                                182,900               11,065,450

Engelhard                                                                                        55,800                1,439,082

FMC                                                                                              13,300  (a)             911,848

FedEx                                                                                           131,140  (a)           5,271,828

Fluor                                                                                            33,800                1,526,070

Freeport-McMoRan Copper, Cl. B                                                                   61,400  (a)             678,470

General Dynamics                                                                                 85,800                6,676,098

Genuine Parts                                                                                    73,350                2,310,525

Georgia-Pacific                                                                                  96,372                3,262,192

Goodyear Tire & Rubber                                                                           67,800                1,898,400

Great Lakes Chemical                                                                             21,500                  663,275

Hercules                                                                                         46,000                  519,800

Homestake Mining                                                                                112,400                  871,100

Honeywell International                                                                         345,512               12,089,465

Illinois Tool Works                                                                             129,800                8,216,340

Inco                                                                                             77,500  (a)           1,337,650

Ingersoll-Rand                                                                                   68,250                2,811,900

International Paper                                                                             206,183                7,360,733

KB Home                                                                                          18,800                  567,196

Lockheed Martin                                                                                 185,400                6,869,070

Louisiana-Pacific                                                                                44,700                  524,331

Masco                                                                                           196,300                4,899,648

Mead                                                                                             42,400                1,150,736

Minnesota Mining & Manufacturing                                                                169,000               19,282,900

Newmont Mining                                                                                   83,419                1,552,428

Norfolk Southern                                                                                164,200                3,398,940

Nucor                                                                                            33,100                1,618,259

PPG Industries                                                                                   71,900                3,779,783

Pactiv                                                                                           67,800  (a)             908,520

Pall                                                                                             52,301                1,230,643

Parker-Hannifin                                                                                  49,850                2,115,634

Phelps Dodge                                                                                     33,633                1,395,770

Placer Dome                                                                                     139,700                1,369,060

Potlach                                                                                          12,100                  416,361

Praxair                                                                                          68,600                3,224,200

Pulte                                                                                            18,000                  767,340



COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Raytheon                                                                                        151,700                4,027,635

Rockwell International                                                                           78,100                2,977,172

Rohm & Haas                                                                                      94,006                3,092,797

Sealed Air                                                                                       35,712  (a)           1,330,272

Sherwin-Williams                                                                                 66,900                1,485,180

Sigma-Aldrich                                                                                    32,300                1,247,426

Snap-On                                                                                          24,650                  595,544

Stanley Works                                                                                    36,400                1,524,432

TRW                                                                                              53,300                2,185,300

Temple-Inland                                                                                    21,000                1,119,090

Textron                                                                                          60,200                3,313,408

Thomas & Betts                                                                                   24,900                  549,543

Timken                                                                                           25,600                  433,664

Tyco International                                                                              826,723               45,056,404

USX-U.S. Steel Group                                                                             38,000                  765,700

Union Pacific                                                                                   105,800                5,809,478

United Technologies                                                                             201,000               14,725,260

Vulcan Materials                                                                                 43,200                2,322,000

W.W. Grainger                                                                                    40,500                1,666,980

Westvaco                                                                                         42,900                1,042,041

Weyerhaeuser                                                                                     91,900                5,051,743

Willamette Industries                                                                            46,800                2,316,600

Worthington Industries                                                                           36,400                  495,040

                                                                                                                     343,277,603

SERVICES--5.2%

ALLTEL                                                                                          133,600                8,184,336

Allied Waste Industries                                                                          84,200  (a)           1,572,856

American Greetings, Cl. A                                                                        27,100                  298,100

Automatic Data Processing                                                                       266,500               13,245,050

Carnival                                                                                        249,600                7,662,720

Cintas                                                                                           72,200                3,339,250

Clear Channel Communications                                                                    250,800  (a)          15,725,160

Comcast, Cl. A                                                                                  403,400  (a)          17,507,560

Computer Sciences                                                                                72,000  (a)           2,491,200

Convergys                                                                                        72,900  (a)           2,205,225

Deluxe                                                                                           30,200                  872,780

Dow Jones & Co                                                                                   36,900                2,203,299

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Electronic Data Systems                                                                         199,800               12,487,500

First Data                                                                                      167,200               10,742,600

Fiserv                                                                                           53,100  (a)           3,397,338

Gannett                                                                                         112,900                7,440,110

IMS Health                                                                                      125,800                3,585,300

Interpublic Group Cos.                                                                          159,000                4,666,650

Knight-Ridder                                                                                    31,300                1,856,090

McGraw-Hill Cos.                                                                                 83,300                5,510,295

Meredith                                                                                         21,300                  762,753

Moody's                                                                                          67,200                2,251,200

NEXTEL Communications, Cl. A                                                                    326,600  (a)           5,715,500

New York Times, Cl. A                                                                            68,000                2,856,000

Omnicom Group                                                                                    79,100                6,802,600

Paychex                                                                                         159,425                6,377,000

Quintiles Transnational                                                                          49,800  (a)           1,257,450

R.R. Donnelley & Sons                                                                            50,100                1,487,970

Robert Half International                                                                        74,900  (a)           1,864,261

Ryder System                                                                                     25,800                  505,680

Sprint (PCS Group)                                                                              400,000  (a)           9,660,000

TMP Worldwide                                                                                    45,400  (a)           2,683,594

Tribune                                                                                         127,400                5,097,274

Univision Communications, Cl. A                                                                  89,000  (a)           3,807,420

Viacom, Cl. B                                                                                   760,008  (a)          39,330,414

Walt Disney                                                                                     892,200               25,775,657

Waste Management                                                                                266,972                8,228,077

                                                                                                                     249,456,269

TECHNOLOGY--18.1%

ADC Telecommunications                                                                          333,700  (a)           2,202,420

Adobe Systems                                                                                   102,100                4,798,700

Advanced Micro Devices                                                                          146,800  (a)           4,239,584

Agilent Technologies                                                                            194,950  (a)           6,335,875

Altera                                                                                          165,100  (a)           4,787,900

Analog Devices                                                                                  153,600  (a)           6,643,200

Andrew                                                                                           34,550  (a)             637,448

Apple Computer                                                                                  149,000  (a)           3,464,250

Applied Materials                                                                               347,100  (a)          17,042,610

Applied Micro Circuits                                                                          128,300  (a)           2,206,760


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Autodesk                                                                                         23,000                  857,900

Avaya                                                                                           121,170  (a)           1,660,029

BMC Software                                                                                    103,900  (a)           2,341,906

Broadcom, Cl. A                                                                                 111,000  (a)           4,746,360

Cabletron Systems                                                                                80,600  (a)           1,841,710

Cisco Systems                                                                                 3,124,500  (a)          56,865,900

Citrix Systems                                                                                   78,800  (a)           2,750,120

Compaq Computer                                                                                 720,972               11,167,856

Computer Associates International                                                               246,025                8,856,900

Compuware                                                                                       156,900  (a)           2,195,031

Comverse Technology                                                                              73,000  (a)           4,206,260

Conexant Systems                                                                                105,500  (a)             944,225

Corning                                                                                         397,100                6,635,541

Danaher                                                                                          60,800                3,404,800

Dell Computer                                                                                 1,110,400  (a)          29,036,960

Dover                                                                                            86,800                3,268,020

EMC                                                                                             942,100  (a)          27,368,005

Eaton                                                                                            29,400                2,060,940

Gateway                                                                                         137,900  (a)           2,268,455

Hewlett-Packard                                                                                 829,400               23,720,840

ITT Industries                                                                                   37,500                1,659,375

Intel                                                                                         2,870,900               83,973,825

International Business Machines                                                                 741,700               83,812,100

Intuit                                                                                           89,100  (a)           3,563,109

JDS Uniphase                                                                                    561,900  (a)           7,164,225

Jabil Circuit                                                                                    81,700  (a)           2,521,262

KLA-Tencor                                                                                       79,100  (a)           4,624,977

LSI Logic                                                                                       154,300  (a)           2,900,840

Lexmark International Group, Cl. A                                                               54,700  (a)           3,678,575

Linear Technology                                                                               135,700                6,000,654

Lucent Technologies                                                                           1,453,947                9,014,471

Maxim Integrated Products                                                                       140,200  (a)           6,198,242

Mercury Interactive                                                                              35,300  (a)           2,114,470

Micron Technology                                                                               254,500  (a)          10,459,950

Microsoft                                                                                     2,297,600  (a)         167,724,800

Millipore                                                                                        20,100                1,245,798

Molex                                                                                            83,375                3,045,689

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINEUD)

Motorola                                                                                        937,506               15,525,099

NCR                                                                                              41,200  (a)           1,936,400

National Semiconductor                                                                           74,000  (a)           2,154,880

Network Appliance                                                                               139,000  (a)           1,904,300

Nortel Networks                                                                               1,360,180               12,364,036

Northrop Grumman                                                                                 36,400                2,915,640

Novell                                                                                          136,000  (a)             773,840

Novellus Systems                                                                                 60,800  (a)           3,452,832

Oracle                                                                                        2,396,400  (a)          45,531,600

Palm                                                                                            241,619  (a)           1,466,627

Parametric Technology                                                                           112,800  (a)           1,578,072

PeopleSoft                                                                                      125,500  (a)           6,178,365

PerkinElmer                                                                                      43,100                1,186,543

Pitney Bowes                                                                                    105,400                4,439,448

Power-One                                                                                        33,700  (a)             560,768

QLogic                                                                                           39,300  (a)           2,532,885

QUALCOMM                                                                                        323,300  (a)          18,906,584

Sabre Holdings                                                                                   56,699  (a)           2,834,950

Sanmina                                                                                         136,500  (a)           3,195,465

Sapient                                                                                          52,500  (a)             511,875

Scientific-Atlanta                                                                               69,500                2,821,700

Siebel Systems                                                                                  193,400  (a)           9,070,460

Solectron                                                                                       278,900  (a)           5,103,870

Sun Microsystems                                                                              1,390,300  (a)          21,855,516

Symbol Technologies                                                                              96,700                2,146,740

Tektronix                                                                                        40,000  (a)           1,086,000

Tellabs                                                                                         174,700  (a)           3,368,216

Teradyne                                                                                         74,400  (a)           2,462,640

Texas Instruments                                                                               741,100               23,344,650

Thermo Electron                                                                                  77,400  (a)           1,704,348

Unisys                                                                                          135,200  (a)           1,988,792

Veritas Software                                                                                169,683  (a)          11,289,010

Vitesse Semiconductor                                                                            78,300  (a)           1,647,432

Xerox                                                                                           296,400                2,836,548

Xilinx                                                                                          142,000  (a)           5,856,080

                                                                                                                     874,791,078



COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES--7.3%

AES                                                                                             227,100  (a)           9,776,655

AT&T                                                                                          1,472,976               32,405,472

Allegheny Energy                                                                                 53,200                2,566,900

Ameren                                                                                           58,600                2,502,220

American Electric Power                                                                         137,460                6,346,527

BellSouth                                                                                       800,100               32,220,027

CINergy                                                                                          67,900                2,373,105

CMS Energy                                                                                       56,300                1,567,955

Calpine                                                                                         127,500  (a)           4,819,500

CenturyTel                                                                                       60,150                1,822,545

Citizens Communications                                                                         121,800  (a)           1,465,254

Consolidated Edison                                                                              90,500                3,601,900

Constellation Energy Group                                                                       69,900                2,977,740

DTE Energy                                                                                       70,400                3,269,376

Dominion Resources                                                                              105,593                6,349,307

Dynegy, Cl. A                                                                                   139,200                6,472,800

Edison International                                                                            139,000                1,549,850

Entergy                                                                                          94,200                3,616,338

Exelon                                                                                          136,850                8,774,822

FPL Group                                                                                        75,100                4,521,771

FirstEnergy                                                                                      95,600                3,074,496

GPU                                                                                              51,000                1,792,650

Global Crossing                                                                                 378,440  (a)           3,269,722

Mirant                                                                                          144,932  (a)           4,985,661

Niagara Mohawk Power                                                                             68,300  (a)           1,208,227

PG&E                                                                                            165,100                1,849,120

PPL                                                                                              62,300                3,426,500

Pinnacle West Capital                                                                            36,200                1,715,880

Progress Energy                                                                                  88,026                3,954,128

Qwest Communications International                                                              709,237               22,603,383

Reliant Energy                                                                                  127,039                4,091,926

SBC Communications                                                                            1,437,762               57,596,746

Sempra Energy                                                                                    87,891                2,402,940

Southern                                                                                        292,400                6,798,300

Sprint (FON Group)                                                                              378,400                8,082,624

TXU                                                                                             109,730                5,287,889

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Verizon Communications                                                                        1,154,610               61,771,635

WorldCom                                                                                      1,232,854  (a)          17,506,527

Xcel Energy                                                                                     146,500                4,167,925

                                                                                                                     354,586,343

TOTAL COMMON STOCKS

   (cost $3,985,921,935)                                                                                           4,707,720,372
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
SHORT-TERM INVESTMENTS--2.4%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--2.2%

Greenwich Capital Markets, Tri-Party Repurchase Agreement,
   3.98%, dated 6/29/2001, due 7/2/2001 in the
   amount of $104,934,792 (fully collateralized by
   $103,017,000 of various U.S. Government
   Agency Obligations, value $106,998,918)                                                  104,900,000              104,900,000

U.S. TREASURY BILLS--.2%

3.76%, 7/12/2001                                                                                650,000  (b)             649,409

3.61%, 7/26/2001                                                                              1,000,000  (b)             997,800

3.47%, 8/2/2001                                                                               1,000,000  (b)             997,140

3.70%, 8/9/2001                                                                                 500,000  (b)             498,215

3.87%, 8/16/2001                                                                              3,000,000  (b)           2,987,010

3.62%, 8/23/2001                                                                              2,500,000  (b)           2,487,575

3.76%, 8/30/2001                                                                                500,000  (b)             497,130

                                                                                                                       9,114,279

TOTAL SHORT-TERM INVESTMENTS

   (cost $114,010,369)                                                                                               114,014,279
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $4,099,932,304)                                                           99.7%            4,821,734,651

CASH AND RECEIVABLES (NET)                                                                          .3%               15,768,177

NET ASSETS                                                                                       100.0%            4,837,502,828

(A)  NON-INCOME PRODUCING.

(B)  PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
     FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

June 30, 2001 (Unaudited)

                                                                   Market Value                                      Unrealized
                                                                    Covered by                                    (Depreciation)
                                            Contracts             Contracts ($)              Expiration            at 6/30/2001 ($)
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

Standard & Poor's 500                             404             124,401,700            September 2001             (2,754,695)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001 (Unaudited)

                                                            Cost          Value
------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 1(b)         4,099,932,304  4,821,734,651

Cash                                                                 13,279,289

Receivable for shares of Common Stock subscribed                      3,598,977

Dividends and interest receivable                                     3,541,889

Receivable for investment securities sold                             2,161,867

Receivable for futures variation margin--Note 4(a)                      349,295

Prepaid expenses                                                        146,945

                                                                  4,844,812,913
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           982,939

Payable for investment securities purchased                           5,250,795

Payable for shares of Common Stock redeemed                             883,289

Accrued expenses                                                        193,062

                                                                      7,310,085
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    4,837,502,828
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                    4,112,910,74

Accumulated undistributed investment income--net                        478,755

Accumulated net realized gain (loss) on investments
   and financial futures                                              5,065,672

Accumulated net unrealized appreciation (depreciation)
   on investments [including ($2,754,695) net unrealized
   (depreciation) on financial futures]--Note 4(b)                  719,047,652
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    4,837,502,828

NET ASSET VALUE PER SHARE

                                                 Initial Shares  Service Shares
--------------------------------------------------------------------------------

Net Assets ($)                                    4,827,208,263     10,294,565

Shares Outstanding                                  153,255,098        326,870
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                               31.50         31.49

SEE NOTES TO FINANCIAL STATEMENTS.




STATEMENT OF OPERATIONS

Six Months Ended June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $153,689 foreign taxes withheld at source)   29,038,549

Interest                                                             2,003,547

TOTAL INCOME                                                        31,042,096

EXPENSES:

Management fee--Note 3(a)                                            5,936,539

Prospectus and shareholders' reports                                   164,299

Directors' fees and expenses--Note 3(d)                                 64,376

Professional fees                                                       56,397

Loan commitment fees--Note 2                                            27,327

Registration fees                                                       21,432

Shareholder servicing costs--Note 3(c)                                  11,432

Distribution fees--Note 3(b)                                             4,980

Miscellaneous                                                           56,393

TOTAL EXPENSES                                                       6,343,175

INVESTMENT INCOME--NET                                              24,698,921
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                             25,063,854

Net realized gain (loss) on financial futures                     (11,864,567)

NET REALIZED GAIN (LOSS)                                            13,199,287

Net unrealized appreciation (depreciation) on investments
  (including $3,035 net unrealized appreciation on
  financial futures)                                             (394,548,983)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           (381,349,696)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           (356,650,775)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                            June 30, 2001           Year Ended
                                             (Unaudited)    December 31, 2000(a)
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         24,698,921           50,558,831

Net realized gain (loss) on investments        13,199,287           80,354,312

Net unrealized appreciation (depreciation)
   on investments                            (394,548,983)        (649,453,754)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 (356,650,775)        (518,540,611)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Initial shares                               (24,849,099)         (50,548,602)

Service shares                                   (27,643)                   --

Net realized gain on investments:

Initial shares                                  (891,476)         (83,423,621)

Service shares                                      (780)                   --

TOTAL DIVIDENDS                              (25,768,998)        (133,972,223)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Initial shares                                532,368,401        1,497,873,041

Service shares                                 10,914,356                  500

Dividends reinvested:

Initial shares                                 25,740,575          133,972,223

Service shares                                     28,423                   --

Cost of shares redeemed:

Initial shares                              (482,822,990)      (1,074,843,967)

Service shares                                  (501,430)                   --

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                 85,727,335          557,001,797

TOTAL INCREASE (DECREASE) IN NET ASSETS     (296,692,438)         (95,511,037)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         5,134,195,266        5,229,706,303

END OF PERIOD                               4,837,502,828        5,134,195,266

Undistributed investment income--net              478,755              656,576


                                         Six Months Ended
                                            June 30, 2001           Year Ended
                                              (Unaudited)  December 31, 2000(a)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

INITIAL SHARES

Shares sold                                    16,479,953          39,948,205

Shares issued for dividends reinvested            840,641           3,774,732

Shares redeemed                               (15,085,398)        (28,714,921)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   2,235,196          15,008,016
--------------------------------------------------------------------------------

SERVICE SHARES

Shares sold                                       341,923                   15

Shares issued for dividends reinvested                921                   --

Shares redeemed                                  (15,989)                   --

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     326,855                   15

(A) EFFECTIVE DECEMBER 31, 2000, SHARES OF THE FUND WERE REDESIGNATED AS INTITAL SHARES AND THE FUND COMMENCED SELLING SERVICE SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                          Six Months Ended
                                             June 30, 2001                                  Year Ended December 31,
                                                                    ----------------------------------------------------------------
INITIAL SHARES                                  (Unaudited)         2000          1999          1998           1997          1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               34.00         38.45         32.52         25.75          20.28         17.20

Investment Operations:

Investment income--net                                 .16(a)        .35(a)        .40(a)        .37            .37           .39

Net realized and unrealized
   gain (loss) on investments                        (2.48)        (3.88)         6.24          6.85           6.26          3.43

Total from Investment Operations                     (2.32)        (3.53)         6.64          7.22           6.63          3.82

Distributions:

Dividends from investment
   income--net                                       (.17)         (.35)         (.38)          (.38)         (.37)         (.39)

Dividends from net realized gain
   on investments                                    (.01)         (.57)         (.33)          (.07)         (.79)         (.35)

Total Distributions                                  (.18)         (.92)         (.71)          (.45)        (1.16)         (.74)

Net asset value, end of period                      31.50         34.00         38.45          32.52         25.75         20.28
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                    (6.83)(b)     (9.28)        20.60          28.21         32.96         22.54
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                        .13(b)         .26          .26             .26           .28           .30

Ratio of net investment income
   to average net assets                             .51(b)         .95         1.13            1.35          1.66          2.24

Portfolio Turnover Rate                             1.20(b)        4.97         2.64            2.40          3.53         10.92
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                 4,827,208      5,134,195    5,229,706       3,440,542     1,868,672       813,959

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.





                                         Six Months Ended
                                            June 30, 2001    Period Ended
SERVICE SHARES                                 Unaudited)  December 31, 2000(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                    34.00             34.00

Investment Operations:

Investment income--net                                    .09(b)            --

Net realized and unrealized gain (loss) on investments  (2.45)              --

Total from Investment Operations                        (2.36)               --

Distributions:

Dividends from investment income--net                    (.14)               --

Dividends from net realized gain on investments          (.01)               --

Total Distributions                                      (.15)               --

Net asset value, end of period                          31.49             34.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                        (6.95)(c)            --
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                  .32(c)             --

Ratio of net investment income to average net assets     .30(c)             --

Portfolio Turnover Rate                                 1.20(c)           4.97
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                  10,295               1

(A)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Stock Index Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard and Poor's 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the fund's manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the fund's index manager. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class and certain voting rights.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange of the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized
on    the    accrual    basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller's agreement to repurchase and the fund' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2001, the fund did not borrow under the Facility.

NOTE 3--Management Fee, Index Management Fee and Other Transactions With
Affiliates:

(A) Pursuant to an Management Agreement with Dreyfus, the management fee is computed at the annual rate of .245 of 1% of the value of the fund's average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity, a monthly index-management fee at the annual rate of .095 of 1% of the value of the fund' s average daily net assets. Dreyfus has undertaken from January 1, 2001 until such time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the fund's aggregate expenses exclusive of brokerage commissions, Rule 12b-1 fees, transaction fees and extraordinary expenses, exceed an annual rate of .40 of 1% of the fund's average daily net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended June 30, 2001, there was no expense reimbursement pursuant to the undertaking.


(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares. The Plan provides payments to be made at an annual rate of .25 of 1% of the value of the Service shares average daily net assets. The Distributor may make payments to Participating Insurance Companies and brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2001, the Service shares were charged $4,980 pursuant to the Plan.

(C) Under the Shareholder Services Plan, the Initial shares reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the Initial shares' average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares shareholder accounts. During the period ended June 30, 2001, the Initial shares were charged $10,702 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2001, the fund was charged $618 pursuant to the transfer agency agreement.

(D) Each Board member also serves a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board Members, if
any,     The    Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 4--Securities Transactions:

(A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2001, amounted to $93,707,005 and $57,600,752, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2001 are set forth in the Statement of Financial Futures.

(B) At June 30, 2001, accumulated net unrealized appreciation on investments and
financial   futures   was   $719,047,652,  consisting  of  $1,213,761,376  gross
unrealized appreciation and $494,713,724 gross unrealized depreciation.

At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


                     For More Information

                        Dreyfus Stock Index Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Index Fund Manager

                        Mellon Equity Associates
                        500 Grant Street
                        Pittsburgh, PA 15258

                      Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                      Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call 1-800-554-4611
or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

Attn: Institutional Servicing

(c) 2001 Dreyfus Service Corporation                                  763SA0601